FAIR VALUE OF FINANCIAL INSTRUMENTS - Additional Information (Detail) - USD ($) $ in Millions	Sep. 30, 2019	Dec. 31, 2018
Senior Secured Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes payable, fair value	$ 386.5
Notes payable, carrying value	$ 376.2
Senior Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes payable, fair value		$ 162.5
Notes payable, carrying value		$ 173.6